Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Sep. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 17, 2020
Real Estate Securities Fund
Prospectus Line Items	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if the Global Industry Classification Standards (or some other common industry accepted sector or industry classification schema) includes the company within its Real Estate sector or Hotels, Restaurants & Leisure Industry or Homebuilding sub-industry.

The manager looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

Our approach to real estate investing is based on a bottom-up analysis of factors affecting individual securities, combined with a top-down analysis of the real estate market. We believe that property markets overly discount and extrapolate short-term events and that a research-intensive and long-term focus are the keys to sustainable alpha generation. By focusing on multiple valuation metrics and leveraging our analytical resources at both the team and firm level, we are able to identify short-term dislocations between stock prices and fundamentals, and ultimately invest in what we believe are long-term winners at below market valuations. Our bottom-up research coupled with top-down trends in the property markets allow us to effectively capture inflection points and own companies with dominant and improving market positions before their true value is recognized by the broader investment community.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the manager chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the manager expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the manager believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer. The fund concentrates its investments in securities of issuers in the real estate industry.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Prior to November 16, 2020, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor, Wellington Management Company LLP (“Wellington Management”). The fund’s performance shown below might have differed materially had Wellington Management managed the fund prior to November 16, 2020.